Finance Receivables, Credit Quality Information	12 Months Ended
Dec. 31, 2018
Finance Receivables, Credit Quality Information
Finance Receivables, Credit Quality Information

Note 2. Finance Receivables, Credit Quality Information and Allowance for Loan Losses

Finance receivables represent amounts due from customers for advances at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Short-term consumer loans:
Secured	$6,908	$9,608
Unsecured	46,871	56,857
Total short-term consumer loans	53,779	66,465
Medium-term consumer loans
Secured	4,936	5,932
Unsecured	31,093	40,971
Total medium-term consumer loans	36,029	46,903
Total gross receivables	89,808	113,368
Unearned advance fees, net of deferred loan origination costs	(1,970)	(2,702)
Finance receivables before allowance for loan losses	87,838	110,666
Allowance for loan losses	(3,474)	(16,327)
Finance receivables, net	$84,364	$94,339

Finance receivables, net
Current portion	$81,093	$89,707
Non-current portion	3,271	4,632
Total finance receivables, net	$84,364	$94,339

Changes in the allowance for the loan losses by product type for the Successor period ended December 31, 2018 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	12/13/2018	Provision	Charge-Offs	Recoveries	12/31/2018	12/31/2018	of receivables
Short-term consumer loans	$—	$1,180	$(1,038)	$1,876	$2,018	$53,779	3.75%
Medium-term consumer loans	—	799	—	657	1,456	36,029	4.04%
	$—	$1,979	$(1,038)	$2,533	$3,474	$89,808	3.87%

The provision for loan losses for the Successor period ended December 31, 2018 also includes losses from returned items from check cashing of $187.

The Company evaluates all short-term and medium-term consumer loans collectively for impairment, except for individually evaluating certain unsecured medium-term loans that have been modified and classified as troubled debt restructurings. In certain markets, the Company reduced interest rates and favorably changed payment terms for certain unsecured medium-term consumer loans to assist borrowers in avoiding default and to mitigate risk of loss. The provision and subsequent charge off related to these loans totaled $3 and is included in the provision for medium-term consumer loans for the Successor period ended December 31, 2018. For these loans evaluated for impairment, there were $1 of payment defaults during the Successor period ended December 31, 2018. The troubled debt restructurings during the Successor period ended December 31, 2018 are subject to an allowance of $1 with a net carrying value of $3 at December 31, 2018.

Changes in the allowance for the loan losses by product type for the Predecessor period ended December 12, 2018 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2018	Provision	Charge-Offs	Recoveries	12/12/2018	12/12/2018	of receivables
Short-term consumer loans	$2,697	$38,012	$(69,716)	$31,825	$2,818	$60,780	4.64%
Medium-term consumer loans	13,630	29,815	(33,911)	4,027	13,561	40,600	33.40%
	$16,327	$67,827	$(103,627)	$35,852	$16,379	$101,380	16.16%

The provision for loan losses for the Predecessor period ended December 12, 2018 also includes losses from returned items from check cashing of $5,013.

The provision for short-term consumer loans of $38,012 is net of debt sales of $1,188 and the provision for medium-term consumer loans of $29,815 is net of debt sales of $1,196.

The provision and subsequent charge off related to these troubled debt restructurings totaled $111 and is included in the provision for medium-term consumer loans for the Predecessor period ended December 12, 2018. For these loans evaluated for impairment, there were $210 of payment defaults during the Predecessor period ended December 12, 2018. The troubled debt restructurings during the Predecessor period ended December 12, 2018 are subject to an allowance of $41 with a net carrying value of $64 at December 12, 2018.

Changes in the allowance for the loan losses by product type for the Predecessor year ended December 31, 2017 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2017	Provision	Charge-Offs	Recoveries	12/31/2017	12/31/2017	of receivable
Short-term consumer loans	$2,223	$46,240	$(91,072)	$45,306	$2,697	$66,465	4.06%
Medium-term consumer loans	13,996	51,329	(57,263)	5,568	13,630	46,903	29.06%
	$16,219	$97,569	$(148,335)	$50,874	$16,327	$113,368	14.40%

The provision for loan losses for the Predecessor year ended December 31, 2017 also includes losses from returned items from check cashing of $5,966.

The provision for short-term consumer loans of $46,240 is net of debt sales of $1,199 and the provision for medium-term consumer loans of $51,329 is net of debt sales of $1,555.

The provision and subsequent charge off related to these troubled debt restructurings totaled $256 and is included in the provision for medium-term consumer loans for the Predecessor year ended December 31, 2017. For these loans evaluated for impairment, there were $432 of payment defaults during the Predecessor year ended December 31, 2017. The troubled debt restructurings during the Predecessor year ended December 31, 2017 are subject to an allowance of $80 with a net carrying value of $146 at December 31, 2017.

Changes in the allowance for the loan losses by product type for the Predecessor year ended December 31, 2016 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2016	Provision	Charge-Offs	Recoveries	12/31/2016	12/31/2016	of receivable
Short-term consumer loans	$3,676	$37,906	$(101,069)	$61,710	$2,223	$61,589	3.61%
Medium-term consumer loans	20,216	46,836	(60,831)	7,775	13,996	51,431	27.21%
	$23,892	$84,742	$(161,900)	$69,485	$16,219	$113,020	14.35%

The provision for loan losses for the Predecessor year ended December 31, 2016 also includes losses from returned items from check cashing of $6,056.

The provision for short-term consumer loans of $37,906 is net of debt sales of $1,484 and the provision for medium-term consumer loans of $46,836 is net of debt sales of $2,606.

The provision and subsequent charge off related to troubled debt restructurings totaled $669 and is included in the provision for medium-term consumer loans for the Predecessor year ended December 31, 2016. For these loans evaluated for impairment, there were $1,279 of payment defaults during the Predecessor year ended December 31, 2016. The troubled debt restructurings during the Predecessor year ended December 31, 2016 are subject to an allowance of $219 with a net carrying value of $660 at December 31, 2016.

The Company has subsidiaries that facilitate third party lender loans.  Changes in the accrual for third-party lender losses for the Successor period ended December 31, 2018, and the Predecessor period ended December 12, 2018, and for the Predecessor years ended December 31, 2017, and 2016 were as follows:

	December 31,	December 12,	Years Ended December 31,
	2018	2018	2017	2016
	Successor	Predecessor	Predecessor	Predecessor

Short-term balance, beginning of period	$4,379	$4,571	$2,907	$2,390
Provision for loan losses	947	24,045	32,277	24,261
Charge-offs, net	(872)	(24,237)	(30,613)	(23,744)
Short-term balance, end of period	$4,454	$4,379	$4,571	$2,907

Medium-term balance, beginning of period	$62	$247	$192	$220
Provision for loan losses	-	213	389	903
Charge-offs, net	(3)	(398)	(334)	(931)
Medium-term balance, end of period	$59	$62	$247	$192

Total balance, beginning of period	$4,441	$4,818	$3,099	$2,610
Provision for loan losses	947	24,258	32,666	25,164
Charge-offs, net	(875)	(24,635)	(30,947)	(24,675)
Total balance, end of period	$4,513	$4,441	$4,818	$3,099

The Company offers a CSO product in Ohio and Texas to assist consumers in obtaining credit with unaffiliated third-party lenders. Total gross finance receivables for which the Company has recorded an accrual for third-party lender losses totaled $34,144 and $36,967 at December 31, 2018 and 2017, respectively, and the corresponding guaranteed consumer loans are disclosed as an off-balance sheet arrangement. The total gross finance receivables for the Ohio CSO product consist of $30,490 and $31,341 in short-term and $303 and $1,166 in installment loans at December 31, 2018 and 2017, respectively. The total gross finance receivables for the Texas CSO product consist of $3,351 and $4,460 in short-term loans at December 31, 2018 and 2017, respectively. The provision for third-party lender losses of $24,258 and $32,666 for the Predecessor period ended December 12, 2018 and the Predecessor year ended December 31, 2017 is net of debt sales of $934 and $988, respectively.

For the Ohio CSO Program, the Company was required to purchase $2,082,  $46,368,  and $43,584 of short-term and $17,  $669,  and $638 of installment loans during the Successor period ended December 31, 2018,  Predecessor period ended December 12, 2018, and the Predecessor year ended December 31, 2017, respectively. As these loans were in default when purchased, they met the Company’s policy and were fully charged-off at acquisition. The Company recognized recoveries of $1,216,  $29,912, and $23,557 of short-term and $19,  $270,  and $305 of installment collections on these loans during the Successor period ended December 31, 2018, Predecessor period ended December 12, 2018, and the Predecessor year ended December 31, 2017, respectively.

For the Texas CSO Program, the Company was required to purchase $485,  $11,293, and $17,542 of short-term loans during the Successor period ended December 31, 2018, Predecessor period ended December 12, 2018, and the Predecessor year ended December 31, 2017, respectively. As these loans were in default when purchased, they met the Company’s policy and were fully charged-off at acquisition. The Company recognized recoveries of $270,  $4,123, and $6,888 of short-term collections on these loans during the Successor period ended December 31, 2018, Predecessor period ended December 12, 2018, and the Predecessor year ended December 31, 2017, respectively.

The Company considers the near term repayment performance of finance receivables as its primary credit quality indicator. The Company performs credit checks through consumer reporting agencies on certain borrowers. If a third-party lender provides the advance, the applicable third-party lender decides whether to approve the loan and establishes all of the underwriting criteria and terms, conditions, and features of the customer’s loan agreement.

The aging of receivables at December 31, 2018 and 2017 are as follows :

	December 31, 2018		December 31, 2017
	Successor		Predecessor
Current finance receivables	$81,097	90.3%	$101,102	89.2%
Past due finance receivables (1 - 30 days)
Secured short-term consumer loans	629	0.7%	1,385	1.2%
Unsecured short-term consumer loans	449	0.5%	661	0.6%
Short-term consumer loans	1,078	1.2%	2,046	1.8%
Secured medium-term consumer loans	898	1.0%	428	0.3%
Unsecured medium-term consumer loans	3,772	4.2%	6,074	5.4%
Medium-term consumer loans	4,670	5.2%	6,502	5.7%
Total past due finance receivables (1 - 30 days)	5,748	6.4%	8,548	7.5%
Past due finance receivables (31 - 60 days)
Secured medium-term consumer loans	269	0.3%	197	0.2%
Unsecured medium-term consumer loans	2,425	2.7%	2,933	2.6%
Medium-term consumer loans	2,694	3.0%	3,130	2.8%
Total past due finance receivables (31 - 60 days)	2,694	3.0%	3,130	2.8%
Past due finance receivables (61 - 90 days)
Secured medium-term consumer loans			-	-%
Unsecured medium-term consumer loans	18	-%	588	0.5%
Medium-term consumer loans	251	0.3%	588	0.5%
Total past due finance receivables (61 - 90 days)	269	0.3%	588	0.5%
Total delinquent	8,711	9.7%	12,266	10.8%
	$89,808	100.0%	$113,368	100.0%